S-K 1604, De-SPAC Transaction	Sep. 10, 2026
De Spac Transactions Forepart Line Items
De-SPAC Forepart, Board Determination [Text Block]	the Redomestication Merger Effective Time, Pubco shall issue warrants to purchase a total of an additional 1,931,900 shares of Pubco Class A Common Stock (the “Pubco Non-Redemption Warrants”) to (x) those Public Shareholders which, as of a time immediately prior to the Redomestication Merger Effective Time, have not tendered their DTCS Ordinary Shares at the Redemption and (y) all other holders of DTCS Ordinary Shares as of a time immediately prior to the Redomestication Merger (including, without limitation, the Sponsor (as defined below), other Insiders and holders of other DTCS Ordinary Shares that are not Public Shares) (each, an “Eligible Warrant Recipient”).
De Spac Transactions Prospectus Summary Line Items
De-Spac Prospectus Summary [Text Block]	SUMMARY OF THE PROXY STATEMENT/PROSPECTUS

This summary highlights selected information from this proxy statement/prospectus but does not contain all of the information that may be important to you. To better understand the proposals to be considered at the extraordinary general meeting, including the Business Combination Proposal, whether or not you plan to attend such meetings, we urge you to read this proxy statement/prospectus (including the Annexes and the other documents referred to herein) carefully, including the section of this proxy statement/prospectus entitled “Risk Factors” beginning on page 50. See also the section of this proxy statement/prospectus entitled “Where You Can Find More Information”.

Parties to the Business Combination

DTCS

DT Cloud Star Acquisition Corporation is a special purpose acquisition company whose business purpose is to effect a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses.

On July 26, 2024, DT Cloud Star Acquisition Corporation (“DTCS”) consummated its initial public offering of 6,900,000 DTCS Units, including the issuance of 900,000 DTCS Units as a result of the underwriters’ partial exercise of their over-allotment option. Each DTCS Unit was sold at a price of $10.00 per DTCS Unit, generating gross proceeds of $69,000,000. Each DTCS Unit consists of one DTCS Ordinary Share and one DTCS Right, with each DTCS Right entitling the holder thereof to receive one-ninth (1/9) of one DTCS Ordinary Share upon the consummation of an initial business combination.

DTCS’s prospectus for its IPO and the Cayman Constitutional Documents currently provide that it has until October 26, 2026 to complete an initial business combination (such date, as it may be extended, is sometimes referred to herein as the “Completion Window”). As of [*], 2026, DTCS had an aggregate of 3,419,314 DTCS Ordinary Shares issued and outstanding.

DTCS’s securities are traded on Nasdaq under the ticker symbols “DTSQU”, “DTSQ” and “DTSQR”. DTCS’s principal executive offices are located at Office 51, 10th Floor, Hudson Yards, New York, NY 10001, and its telephone number is (718) 865-2000.

PGUS

PGUS is a development-stage biotechnology company focused on regenerative medicine therapies utilizing allogeneic mesenchymal stem cells (“MSCs”) and MSC-derived products. PGUS’s core technology platform, StemXcell, is a proprietary MSC pre-activation process designed to enhance the immunomodulatory and anti-inflammatory properties of human umbilical cord-derived MSCs (“hUC-MSCs”).

PGUS’s principal executive office is located at 2917 Daimler Street, Santa Ana, CA 92705 and its phone number is 888-338-9596.

Purchaser

Purchaser is a wholly owned subsidiary of DTCS and was formed solely for the purpose of effectuating the Business Combination. Purchaser was incorporated on January 29, 2026 under the laws of Delaware as a corporation. Purchaser owns no material assets and does not operate any business.

The mailing address of Purchaser’s principal executive office is Office 51, 10th Floor, Hudson Yards, New York, NY 10001. After the consummation of the Business Combination, its principal executive offices will be that of PGUS.

Merger Sub

Merger Sub is a wholly owned subsidiary of DTCS and was formed solely for the purpose of effectuating the Business Combination. Merger Sub was incorporated on January 29, 2026 under the laws of Delaware as a corporation. Merger Sub owns no material assets and does not operate any business.

The mailing address of Merger Sub’s principal executive office is Office 51, 10th Floor, Hudson Yards, New York, NY 10001.

De-SPAC, Background, Prospectus Summary [Text Block]	The terms of the Business Combination Agreement provide, among other things, that: (1) DTCS will merge with and into Purchaser, with Purchaser becoming the surviving company referred to herein as “Pubco” (the “Redomestication Merger”) in accordance with the Delaware General Corporation Law (“DGCL”) and the Companies Act (as revised) of the Cayman Islands (the “Companies Act”), and (2) thereafter, Merger Sub shall be merged with and into PGUS, with PGUS becoming the surviving company and a wholly-owned subsidiary of Pubco (the “Acquisition Merger”, together with the Redomestication Merger, the “Mergers”). Effective immediately upon the consummation of the Redomestication Merger, Pubco will be renamed “PrimeGen Holdings, Inc.”
De-Spac Material Terms Prospectus Summary [Text Block]	The board of directors of DT Cloud Star Acquisition Corporation, a Cayman Islands exempted company (“DTCS”, “SPAC” or “Parent”), has unanimously approved, and determined to be in the best interests of DTCS and its shareholders (“you”), to consummate a business combination (the “Business Combination”) with PrimeGen US, Inc.,
De Spac Prospectus Summary Board Determination Factors Considered Line Items
De-SPAC Prospectus Summary, Board Determination, Dilution Considered [Text Block]	The calculation of net tangible book value per share follows
	Assuming	Assuming 25% of	Assuming 50% of	Assuming 75% of	Assuming 100% of
	No Redemption (1)	Maximum Redemption (2)	Maximum Redemption (3)	Maximum Redemption (4)	Maximum Redemption (5)
IPO offering price per share	$10.00	$10.00	$10.00	$10.00	$10.00
DTCS net tangible book value as of June 30, 2026(1)	(1,670,811)	(1,670,811)	(1,670,811)	(1,670,811)	(1,670,811)
Adjusted for changes to trust account balance due to share redemptions	18,421,078	13,815,809	9,210,539	4,605,270	-
Estimated transaction expenses	(1,500,000)	(1,500,000)	(1,500,000)	(1,500,000)	(1,500,000)
Potential PIPE Financing	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000
Share repurchase from Sponsor	(2,500,000)	(2,500,000)	(2,500,000)	(2,500,000)	(2,500,000)
DTCS net tangible book value as of June 30, 2026, as adjusted	$27,750,267	$23,144,998	$18,539,728	$13,934,459	$9,329,189

DTCS non-redeemable Ordinary Shares as of June 30, 2026	2,000,900	2,000,900	2,000,900	2,000,900	2,000,900
DTCS Ordinary Shares subject to possible redemption	1,652,509	1,239,382	826,255	413,127	-
Total DTCS Ordinary Shares outstanding as of June 30, 2026	3,653,409	3,240,282	2,827,155	2,414,027	2,000,900
Adjustments
Adjustment for DTCS Ordinary Shares issuable upon conversion from DTSQ Public Rights	766,667	766,667	766,667	766,667	766,667
Adjustment for DTCS Ordinary Shares issuable upon conversion from DTCS Private Placement Rights	22,989	22,989	22,989	22,989	22,989
Adjustment for DTCS Ordinary Shares issuable upon a potential PIPE Financing	1,500,000	1,500,000	1,500,000	1,500,000	1,500,000
Adjustment for DTCS Ordinary Shares issuable upon exercise of the conversion rights attached to A potential PIPE Financing	166,666	166,666	166,666	166,666	166,666
Adjustment for cancellation of shares repurchased from Sponsor	(250,000)	(250,000)	(250,000)	(250,000)	(250,000)
Total DTCS Ordinary Shares outstanding as of June 30, 2026, as adjusted	5,859,731	5,446,604	5,033,477	4,620,349	4,207,222
DTCS net tangible book value per share as of June 30, 2026	$(0.46)	$(0.52)	$(0.59)	$(0.69)	$(0.84)
DTCS net tangible book value per share as of June 30, as adjusted	$4.74	$4.25	$3.68	$3.02	$2.22
Difference between IPO offering price per share and adjusted net tangible book value per share	$5.26	$5.75	$6.32	$6.98	$7.78

(1)	Under No Redemption Scenario, assumes outstanding Common Stock and Rights at June 30, 2026 and redemptions of zero additional DTCS Ordinary Shares.
(2)	Same as (1), but with a 25% redemption of the 1,652,509 shares of DTCS Common Stock (406,377 shares redeemed), for aggregate redemption payments of $4.5 million using a per-share redemption price of $11.05. Rights obtained by purchasers of DTCS Common Stock remain outstanding regardless of redemption.
(3)	Same as (1), but with a 50% redemption of the 1,652,509 shares of DTCS Common Stock (826,255 shares redeemed), for aggregate redemption payments of $9 million using a per-share redemption price of $11.05. Rights obtained by purchasers of DTCS Common Stock remain outstanding regardless of redemption.
(4)	Same as (1), but with a 75% redemption of the 1,652,509 shares of DTCS Common Stock (1,236,381 shares redeemed), for aggregate redemption payments of $13.7 million using a per-share redemption price of $11.05. Rights obtained by purchasers of DTCS Common Stock remain outstanding regardless of redemption.
(5)	Same as (1), but with a 100% redemption of the 1,652,509 shares of DTCS Common Stock for aggregate redemption payments of $18.3 million using a per-share redemption price of $11.05. Rights obtained by purchasers of DTCS Common Stock remain outstanding regardless of redemption.

De-Spac Actual Or Potential Material Conflict Of Interest Prospectus Summary [Text Block]	Conflicts of Interest

Directors and officers of DTCS may have interests in the Business Combination that are different from your interests as a shareholder. In November 2022, March 2023 and January 2024, an aggregate of 1,725,000 insider shares were issued to our Sponsor for an aggregate contribution of $25,000. Simultaneously with the closing of the IPO, DTCS consummated the private placement (the “Private Placement”) with the Sponsor of 206,900 DTCS Units (the “Private Unit(s)”), generating total proceeds of $2,069,000. The following table sets forth information regarding directors and officers of DTCS and the Sponsor’s beneficial interests in securities of DTCS as at [  ], 2026:

Shareholder(1)	Number of DTCS Ordinary Shares	Number of DTCS Units
The Sponsor(2)	1,725,000	206,900
Sam Zheng Sun	0	0
Kenneth Lam	0	0
Jiayi Liang	0	0
Shaoke Li	0	0
Lonjiao Li	0	0
Chi Zhang		0
All directors and executive officers (six (6) individuals) as a group	0	0

Notes:

(1)	Unless otherwise indicated, the business address of each of the individuals or entities is c/o DT Cloud Star Acquisition Corporation, Office 51, 10th Floor, 31 Hudson Yards, New York, NY 10001, USA.
(2)	The Sponsor is the record holder of the insider shares reported herein. It is controlled 80% by Mr. Jin Xin, and 20% by Infinity-Star Holdings Limited, a British Virgin Islands company that is wholly owned by Mr. Guojian Chen (a non-U.S. person). Mr. Guojian Chen is the sole director of the Sponsor. By virtue of these relationships, each of Mr. Xin and Mr. Chen may be deemed to share beneficial ownership of the securities held of record by our Sponsor.

Conflicts of interest in connection with the Business Combination: There may be actual or potential material conflicts of interest between or among (i) the Sponsor, DTCS’s officers and directors, PGUS’s officers and directors and (ii) unaffiliated security holders of DTCS. Such conflicts of interest may include a material conflict of interest arising in determining whether to proceed with the Business Combination, the compensation of DTCS’s directors and officers and the compensation of the Sponsor. See the section entitled “The Business Combination Proposal - Interests of Certain DTCS Persons in the Business Combination”. PGUS’s directors and executive officers have interests in the Business Combination that are different from, or in addition to, those of the DTCS shareholders generally. See the section entitled “The Business Combination Proposal - Interests of the PGUS Directors and Executive Officers”.

De-SPAC, Compensation, Prospectus Summary [Table Text Block]	Compensation Received by the Sponsor

Set forth below is a summary of the terms and amount of the compensation received or to be received by the Sponsor and its affiliates in connection with the Business Combination or any related financing transaction, the amount of securities issued or to be issued by SPAC to the Sponsor and its affiliates and the price paid or to be paid for such securities or any related financing transaction.

	Interest in Securities	Other Compensation
Sponsor

In November 2022, March 2023 and January 2024, an aggregate of 1,725,000 insider shares, or the Founder Shares, were issued to the Sponsor for an aggregate purchase price of $25,000. As of the date hereof, 1,931,900 insider shares are beneficially owned by the Sponsor.

In July 2024, we issued to the Sponsor 206,900 Private Units for an aggregate purchase price of $ 2,069,000.

On October 23, 2025, we issued an unsecured promissory note to the Sponsor, pursuant to which the Company borrowed an aggregate principal amount of $75,000, in exchange for Sponsor depositing such amount into the Trust Account in order to extend the amount of time it has available to complete a Business Combination. The promissory note may, at the option of the Sponsor, convert into Private Units at $10 per unit at closing.

On November 28, 2025 and January 6, 2026, DTCS deposited $75,000 into the Trust Account for monthly extensions. On March 16, 2026, DTCS deposited an additional $150,000 into the Trust Account representing monthly extension payments through March 2026. A payment in the amount of $225,000 was deposited into the Trust Account on July 10, 2026; and a payment in the amount of $75,000 was deposited into the Trust Account on July 14, 2026. These amounts are to be repaid at or after the Closing by Pubco out of available cash. No promissory notes were issued in connection with any of such payments, and these amounts due are not convertible into Private Units or any other securities of DTCS or of Pubco. All such amounts would be repayable to the Sponsor if the Business Combination is not consummated.

As of the date of this proxy statement/prospectus, we had a temporary payable of $1,301,143.59 to the Sponsor, of which $75,000 may, at the option of the Sponsor, be converted into Private Units at $10 per unit at closing and the remaining $1,226,143.59 will be repaid in cash to the Sponsor by Pubco at or after the Closing. All such amounts would be repayable to the Sponsor if the Business Combination is not consummated.

DTCS has agreed to reimburse the Sponsor for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination. As of [December 31, 2025], there were $[*] out-of-pocket unpaid reimbursable expenses for which the Initial Shareholders, including the Sponsor and its affiliates, are awaiting reimbursement.

Upon the consummation of the Business Combination, among other things, each of the then issued and outstanding DTCS Ordinary Shares will convert automatically, on a one-for-one basis, into one share of Pubco Class A Common Stock. In the event the share price of Pubco Class A Common Stock falls below the price paid by a shareholder of DTCS at the time of purchase of the DTCS Ordinary Shares by such shareholder, a situation may arise in which the Sponsor or a director of DTCS maintains a positive rate of return on its/ his/her DTCS Ordinary Shares while such shareholder of DTCS experiences a negative rate of return on the shares such shareholder of DTCS purchased. The securities currently owned by the Initial Shareholders will have a significantly higher value at the time of the Business Combination than at the time of purchase. For purpose of illustration, given that as of the date of this proxy statement/prospectus, the Initial Shareholders collectively hold 1,931,900 DTCS Ordinary Shares, including 1,725,000 insider shares and 206,900 shares included in the Private Units, based on an estimated market price of $[ ] per share of Pubco Class A Common Stock (i.e. being DTCS Ordinary Share’s closing price on [ ], 2026, the most recent practicable date prior to the date of this proxy statement/prospectus) immediately after Closing, the aggregate value of Pubco Class A Common Stock owned by the Initial Shareholders would be $[ ] and the Initial Shareholders would have a potential aggregate profit of $[ ], representing a profit of $[ ] per share of Pubco Class A Common Stock, whereas other public shareholders of DTCS would only have a profit of $[ ] per share of Pubco Class A Common Stock;

DTCS has agreed to pay the affiliate of the Sponsor $10,000 per month for certain general and administrative services, including office space, administrative and support services commencing on the closing date of the IPO until the earlier of the consummation by DTCS of an initial business combination or the liquidation of DTCS. As of [December 31, 2025 and 2024], the unpaid services fee was $80,000 and $50,000. For the year ended December 31, 2025 and 2024, DTCS incurred $120,000 and $50,000 in fees for these services, respectively.

PGUS and/or Pubco has agreed to pay the Sponsor up to $2,000,000 in reimbursement of Sponsor’s transaction expenses, with $500,000 paid on March 9, 2026 and the remainder to be paid at the Closing.

Pubco has agreed to purchase an aggregate of 250,000 DTCS Ordinary Shares from Sponsor at the Closing for an aggregate purchase price of $2,500,000.